Balance sheet - DKK (kr) kr in Millions	Dec. 31, 2018	Dec. 31, 2017
Assets
Intangible assets	kr 5,145	kr 3,325
Property, plant and equipment	41,891	35,247
Investment in associated company	531	784
Deferred income tax assets	2,893	1,941
Other financial assets	1,242	978
Total non-current assets	51,702	42,275
Inventories	16,336	15,373
Trade receivables	22,786	20,165
Tax receivables	1,013	958
Other receivables and prepayments	3,090	2,428
Derivative financial instruments	204	2,304
Cash at bank	15,638	18,852
Total current assets	59,067	60,080
Total assets	110,769	102,355
Equity and liabilities
Share capital	490	500
Treasury shares	(11)	(11)
Retained earnings	53,406	48,977
Other reserves	(2,046)	349
Total equity	51,839	49,815
Deferred income tax liabilities	118	846
Retirement benefit obligations	1,256	1,336
Provisions	3,392	3,302
Total non-current liabilities	4,766	5,484
Current debt	515	1,694
Trade payables	6,756	5,610
Tax payables	4,610	4,242
Other liabilities	14,098	14,446
Derivative financial instruments	2,024	309
Provisions	26,161	20,755
Total current liabilities	54,164	47,056
Total liabilities	58,930	52,540
Total equity and liabilities	kr 110,769	kr 102,355